Share-Based Compensation - Restricted Share Grant Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of RSUs
Unvested, beginning balance	243,188	143,513
Granted	174,438	131,542
Cancelled/Forfeited	(5,425)	(3,673)
Vested	(83,045)	(28,194)
Unvested, ending balance	329,156	243,188	143,513
Weighted-average grant date fair value
Unvested, beginning balance	$ 12.98	$ 13.82
Granted	11.06	12.04
Cancelled	11.06
Vested	14.24	12.77
Forfeited		14.16
Unvested, ending balance	$ 11.68	$ 12.98	$ 13.82
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 4 months 17 days	1 year 3 months 18 days	1 year 5 months 26 days